Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5. PROPERTY AND EQUIPMENT, NET

Property and equipment included in the consolidated balance sheets as of December 31, 2013 and 2014 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Motor vehicles	¥1,245,883	¥1,245,883	$200,800
Leasehold improvements	2,870,432	3,192,766	514,580
Office equipment	5,498,110	5,760,046	928,351
Communication equipment	38,000	38,000	6,124
Software	1,980,995	2,558,774	412,400
Total	11,633,420	12,795,469	2,062,255
Accumulated depreciation	(8,134,647)	(9,515,986)	(1,533,698)
Property and equipment, net	¥3,498,773	¥3,279,483	$528,557

Depreciation expense was RMB2.0 million, RMB1.9 million and RMB1.8 million (US$0.3 million) for the years ended December 31, 2012, 2013, and 2014, respectively.